STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 12 – STOCKHOLDERS’ EQUITY

On January 1, 2014, under the terms of the Patent and Technology License Agreement, the Company issued 6,349,206 shares (pre Reverse Stock Split) of Common Stock to VFM, in addition to the warrants described in Note 9 above. The shares were issued in payment for the technology received. Under the agreement, $400,000 worth of Common Stock was to be paid by the Company to VFM at a 10% discount to the market at time of payment. The closing price was $0.07 per share discounted 10% to $0.063. The $400,000 payment divided by the $0.063 per share resulted in 6,349,206 shares (pre Reverse Stock Split) to be issued. The entire $400,000 payment was expensed to research and development.

On June 2, 2015, the Company issued 68,236 shares (post Reverse Stock Split) of Common Stock to two vendors to settle outstanding payable balances of $58,000.

On June 12, 2015, the Company issued 304,785 shares (25,906,735 pre Reverse Stock Split) of Common Stock and raised $50,000.

During the three months ended June 30, 2015, one stockholder received 2,353 shares (post Reverse Stock Split) of Common Stock in a cashless exercise.

On June 11, 2015, the Company issued 525,000 Restricted Stock Units (“RSUs”) (44,625,000 pre Reverse Stock Split) to two officers of the Company. The RSUs were valued at the closing stock price of $0.01 on June 11, 2015, at $446,250, fair value. These RSUs are being expensed over the vesting terms. For the year ended December 31, 2015, the Company expensed $80,573 related to the RSUs.

On June 30, 2015, the Company issued 48,761 shares (post Reverse Stock Split) of Common Stock to a vendor to settle an outstanding payable balance of $41,447, net of gain on conversion of $35,153.

On July 9, 2015, the Company hired a Chief Operating Officer (“COO”). The COO will receive 225,000 RSUs (19,125,000 pre Reverse Stock Split), vesting over a three-year period, with one-third vesting the first year and one-twelfth vesting ratably on a quarterly basis thereafter. The RSUs were valued at fair value of $918,000 based on the closing stock price of $4.08 on July 9, 2015. For the year ended December 31, 2015, the Company expensed $153,000 related to the RSUs.

On July 23, 2015, the Company completed the Reverse Stock Split of its outstanding Common Stock and Preferred Stock, as further described in Note 1 and Note 6 above.

On August 10, 2015, the Company agreed to issue the Chief Financial Officer (“CFO”) 20,000 RSUs vesting over six months and 100,000 RSUs vesting annually over three years. The RSUs were valued at a fair value of $692,400 based on the closing stock price of $5.77 per share on August 10, 2015. For the year ended December 31, 2015, the Company expensed $176,306 related to the RSUs.

On October 1, 2015, the Company agreed to issue 100,000 RSUs to a consultant for services. Of the 100,000 RSUs, 60,000 were issued upon execution of the agreement, 20,000 shares are to be issued on January 1, 2016 and 20,000 shares are to be issued on April 1, 2016. The RSUs were originally valued at $195,000.  The Company expensed $54,250 for the year ended December 31, 2015 relative to these RSUs.

On October 7, 2015, the Company agreed to pay $15,000 to a consultant/stockholder as well as an additional $35,000 based on certain milestones being met. Additionally, as of August 1, 2015 the Company agreed to issue the individual 30,000 RSUs originally valued at $165,000 in quarterly installments on November 1, 2015, February 1, 2016, May 1, 2016 and August 1, 2016, which began vesting on August 1, 2015.  The Company expensed $34,687 for the year ended December 31, 2015 relative to these RSUs. Further the individual will receive a 2% to 5% commission on company sales while this agreement is in effect, however no commissions were earned during 2015.

In accordance with FASB ASC 505-50, “Equity – Equity-Based Payments to Non-Employees,” restricted stock with performance conditions should be revalued based on the modification accounting methodology described in FASB ASC 718-20, “Compensation—Stock Compensation—Awards Classified as Equity.” As such the Company has revalued certain restricted stock with consultants and determined that there was an aggregate decrease in fair value of $75,500.